Finance Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Schedule of Finance leases are recorded in property and equipment

	December 31,	December 31,
	2024	2023
Cost	$220,332	$222,447
Accumulated Depreciation	(85,558)	(45,211)
Net Book Value	$134,774	$177,236

Schedule of finance lease in property and equipment

	December 31,	December 31,
	2024	2023
Land	$1,000,000	$1,000,000
Building	100,000	100,000
Molds	2,000,000	2,000,000
	3,100,000	3,100,000
Accumulated depreciation	(438,138)	(149,086)
Total	$2,661,862	$2,950,914

Schedule of supplemental balance sheet of finance lease

	December 31,	December 31,
	2024	2023
Finance lease liabilities:
Current portion	$221,929	$214,715
Non-current portion	2,423,165	2,644,123
Total	$2,645,094	$2,858,838

Schedule of future minimum lease payments of finance lease

Year Ending December 31,
2025	$298,249
2026	296,033
2027	292,926
2028	1,988,409
Thereafter	—
Total lease payment	2,875,617
Less imputed interest	(230,523)
Total	$2,645,094

Schedule of summarize other supplemental information of finance lease

December 31,
2024
Weighted average discount rate	3.01%
Weighted average remaining lease term (years)	3.32

Twin Vee Powercarsco [Member]
Schedule of Finance leases are recorded in property and equipment

	September 30,	December 31,
	2025	2024
Cost	$76,972	$125,798
Accumulated Depreciation	(29,822)	(37,384)
Net Book Value	$47,150	$88,414

Schedule of finance lease in property and equipment

	September 30,	December 31,
	2025	2024
Land	$—	$1,000,000
Building	—	100,000
Molds	—	2,000,000
	—	3,100,000
Accumulated depreciation	—	(438,138)
Total	$—	$2,661,862

Schedule of future minimum lease payments of finance lease

Year Ending December 31,
2025 (except for the nine months ended September 30, 2025)	$5,934
2026	21,519
2027	18,417
2028	4,657
Thereafter	—
Total lease payment	50,527
Less imputed interest	(3,668)
Total	$46,859

Schedule of summarize other supplemental information of finance lease

September 30,
2025
Weighted average discount rate	5.4%
Weighted average remaining lease term (years)	2.7